Contributed Equity - Summary of Unlisted Options (Detail)	12 Months Ended
	Jun. 30, 2020 $ / shares	[1]	Jun. 30, 2020 $ / shares	[1]
Disclosure of classes of share capital [line items]
Number	74,511,243		74,511,243
Unlisted Options Expired on August 4, 2020 [member]
Disclosure of classes of share capital [line items]
Exercise Price			$ 0.235
Number	37,144,524		37,144,524
Unlisted Options Expired on October 30, 2020 [member]
Disclosure of classes of share capital [line items]
Exercise Price			$ 0.568
Number	79,311		79,311
Unlisted Options Expired on March 7, 2021 [member]
Disclosure of classes of share capital [line items]
Exercise Price			$ 0.398
Number	102,628		102,628
Unlisted Options Expired on August 4, 2025 [member]
Disclosure of classes of share capital [line items]
Exercise Price			$ 0.248
Number	847,600		847,600
Unlisted Options Expired on January 5, 2023 [member]
Disclosure of classes of share capital [line items]
Exercise Price	$ 0.249	[2]
Number	15,537,180	[2]	15,537,180	[2]
Unlisted Options Expired on February 12, 2022 [member]
Disclosure of classes of share capital [line items]
Exercise Price	$ 0.249	[2]
Number	20,800,000	[2]	20,800,000	[2]

[1]	On November 5, 2019, there was a 10 to 1 share consolidation. The unlisted options have therefore been adjusted accordingly.
[2]	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.